UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23391
Capital Group Central Fund Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Central Cash Fund
Class M
| CMQXX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Group Central Cash Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/CCF-M
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than 0.01%.
Management's discussion of fund performance
The fund’s Class M shares gained 4.46% for the year ended October 31, 2025. That result compares with a 4.41% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
During the fund’s fiscal year, U.S. short-term bond returns were relatively strong. Short-term yields declined due to three Federal Reserve interest rate cuts in 2024. Recent signs of weakness in the labor market and economic uncertainty prompted the Fed to cut rates again in September and October 2025. The U.S. three-month Treasury bill yield fell to its lowest level in nearly three years.
As can be expected of Capital Group’s Central Cash Fund, the fund’s holdings are in U.S. Treasuries, agency discount notes and repurchase agreements. In the declining interest rate environment, the fund’s yield fell.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Group Central Cash Fund — Class M 2	4.46%	3.18%	2.74%
USTREAS T-Bill Auction Ave 3 Mon 3	4.41%	3.28%	2.80%
1
Class M shares were first offered on February 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors c ann
ot invest directly in an index. Source(s): Morningstar.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,763
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	None
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	42.37%
Federal agency bills & notes	39.25%
Repurchase agreements	11.78%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	7.11%
Other assets less liabilities	(0.51	) %
Total	100.00%
Availability of additional information
Additional information about the fund, including its prospectus, financial information, h old
ings, and proxy voting information is available at
capitalgroup.com/CCF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-129-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	40,000	None	8,000	None
October 31, 2024	39,000	None	7,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	None	None	None
October 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	8,000
October 31, 2024	51,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Cash Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-129-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025

Short-term securities 93.40%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 42.37%
U.S. Treasury 11/4/2025	3.779%	USD1,184,400	$1,184,276
U.S. Treasury 11/6/2025	4.099	3,445,550	3,444,466
U.S. Treasury 11/12/2025	3.737	2,265,000	2,262,838
U.S. Treasury 11/13/2025	4.066	1,864,000	1,862,009
U.S. Treasury 11/18/2025	3.854	3,870,000	3,863,780
U.S. Treasury 11/20/2025	4.110	2,594,000	2,589,259
U.S. Treasury 11/25/2025	3.977	582,400	581,023
U.S. Treasury 11/28/2025	2.337	3,602,500	3,592,850
U.S. Treasury 12/2/2025	3.791	1,245,000	1,241,134
U.S. Treasury 12/4/2025	4.078	2,140,000	2,132,887
U.S. Treasury 12/9/2025	3.827	3,730,000	3,715,623
U.S. Treasury 12/11/2025	3.952	2,393,450	2,383,673
U.S. Treasury 12/16/2025	3.746	1,722,000	1,714,098
U.S. Treasury 12/18/2025	4.052	1,986,300	1,976,707
U.S. Treasury 12/23/2025	3.799	1,577,200	1,568,716
U.S. Treasury 12/26/2025	3.893	950,000	944,545
U.S. Treasury 12/30/2025	3.571	200,000	198,782
U.S. Treasury 1/6/2026	3.834	2,900,300	2,880,727
U.S. Treasury 1/8/2026	3.809	957,100	950,480
U.S. Treasury 1/13/2026	3.756	2,065,000	2,049,899
U.S. Treasury 1/15/2026	3.796	1,239,100	1,229,649
U.S. Treasury 1/20/2026	3.747	1,649,200	1,635,954
U.S. Treasury 1/22/2026	3.725	900,000	892,497
U.S. Treasury 1/27/2026	3.643	825,000	817,690
U.S. Treasury 1/29/2026	3.642	1,535,000	1,521,182
U.S. Treasury 2/10/2026	3.828	450,000	445,357
U.S. Treasury 2/17/2026	3.723	1,247,500	1,233,724
U.S. Treasury 2/24/2026	3.738	1,320,600	1,305,013
U.S. Treasury 3/3/2026	3.610	562,500	555,504
U.S. Treasury 4/23/2026	3.649	1,605,000	1,576,811
U.S. Treasury 4/30/2026	3.584	525,000	515,415
			52,866,568

Federal agency bills & notes 39.25%
Discount bills & notes 32.80%
Fannie Mae 11/3/2025	4.112	315,000	315,000
Fannie Mae 11/4/2025	4.150	250,000	249,974
Fannie Mae 11/7/2025	4.110	150,000	149,938
Fannie Mae 12/1/2025	4.033	400,000	398,858
Fannie Mae 12/2/2025	3.892	675,000	673,004
Fannie Mae 12/5/2025	3.910	375,000	373,777
Fannie Mae 1/20/2026	3.730	100,000	99,193
Federal Farm Credit Banks 11/7/2025	4.250	20,000	19,992
Federal Farm Credit Banks 11/10/2025	4.030	50,000	49,964
Federal Farm Credit Banks 11/12/2025	4.020	35,000	34,967
Federal Farm Credit Banks 11/24/2025	3.990	25,000	24,944
Federal Farm Credit Banks 11/25/2025	3.917	100,000	99,767
Federal Farm Credit Banks 12/4/2025	3.920	69,000	68,779
Federal Farm Credit Banks 12/23/2025	3.900	110,000	109,419
Federal Home Loan Bank 11/3/2025	4.110	1,105,700	1,105,700
Federal Home Loan Bank 11/5/2025	4.033	424,206	424,118
Federal Home Loan Bank 11/6/2025	4.178	1,060,000	1,059,669
Federal Home Loan Bank 11/7/2025	4.088	828,433	828,088
Federal Home Loan Bank 11/10/2025	4.135	347,600	347,347
Federal Home Loan Bank 11/12/2025	4.120	1,566,270	1,564,794
Federal Home Loan Bank 11/14/2025	4.094	1,923,075	1,920,860
Federal Home Loan Bank 11/17/2025	0.000	1,392,000	1,389,948
Federal Home Loan Bank 11/19/2025	4.124	536,000	535,097
Federal Home Loan Bank 11/21/2025	4.124	768,700	767,236

Capital Group Central Cash Fund	1

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 11/24/2025	0.000%	USD550,000	$548,778
Federal Home Loan Bank 11/25/2025	4.070	40,000	39,907
Federal Home Loan Bank 11/26/2025	4.082	260,000	259,382
Federal Home Loan Bank 11/28/2025	4.077	1,341,300	1,337,835
Federal Home Loan Bank 12/1/2025	4.072	1,150,000	1,146,673
Federal Home Loan Bank 12/2/2025	4.001	342,934	341,906
Federal Home Loan Bank 12/3/2025	4.053	1,272,250	1,268,306
Federal Home Loan Bank 12/5/2025	3.973	1,530,891	1,525,828
Federal Home Loan Bank 12/8/2025	2.080	675,000	672,545
Federal Home Loan Bank 12/9/2025	4.084	802,600	799,598
Federal Home Loan Bank 12/10/2025	3.957	689,292	686,642
Federal Home Loan Bank 12/11/2025	3.935	300,000	298,809
Federal Home Loan Bank 12/12/2025	3.941	685,950	683,156
Federal Home Loan Bank 12/16/2025	3.751	100,000	99,548
Federal Home Loan Bank 12/17/2025	3.943	1,123,000	1,117,811
Federal Home Loan Bank 12/18/2025	3.897	775,000	771,338
Federal Home Loan Bank 12/19/2025	3.895	62,000	61,701
Federal Home Loan Bank 12/22/2025	3.816	726,500	722,742
Federal Home Loan Bank 12/24/2025	3.891	504,150	501,436
Federal Home Loan Bank 12/26/2025	3.888	313,400	311,637
Federal Home Loan Bank 12/29/2025	3.855	601,400	597,826
Federal Home Loan Bank 12/30/2025	3.865	150,000	149,093
Federal Home Loan Bank 1/2/2026	3.936	524,000	520,699
Federal Home Loan Bank 1/5/2026	3.843	325,000	322,852
Federal Home Loan Bank 1/7/2026	3.850	120,000	119,182
Federal Home Loan Bank 1/9/2026	3.842	1,629,250	1,617,799
Federal Home Loan Bank 1/12/2026	3.820	450,000	446,699
Federal Home Loan Bank 1/13/2026	3.830	100,000	99,256
Federal Home Loan Bank 1/14/2026	3.833	515,000	511,115
Federal Home Loan Bank 1/16/2026	3.832	564,645	560,271
Federal Home Loan Bank 1/20/2026	3.825	180,000	178,532
Federal Home Loan Bank 1/21/2026	3.808	240,000	238,017
Federal Home Loan Bank 1/23/2026	3.812	883,350	875,868
Federal Home Loan Bank 1/26/2026	3.750	175,000	173,465
Federal Home Loan Bank 1/28/2026	3.758	425,000	421,182
Federal Home Loan Bank 1/30/2026	3.796	2,052,050	2,033,212
Federal Home Loan Bank 2/2/2026	3.925	150,000	148,576
Federal Home Loan Bank 2/4/2026	3.815	110,000	108,881
Federal Home Loan Bank 2/6/2026	3.796	575,752	570,050
Federal Home Loan Bank 2/11/2026	3.701	350,000	346,354
Federal Home Loan Bank 2/20/2026	3.745	159,000	157,197
Federal Home Loan Bank 2/25/2026	3.768	115,000	113,637
Federal Home Loan Bank 2/27/2026	3.790	100,000	98,747
Federal Home Loan Bank 3/30/2026	3.710	150,000	147,687
Federal Home Loan Bank 5/1/2026	3.718	140,000	137,367
Federal Home Loan Mortgage Corp. 11/3/2025	4.162	300,000	300,000
Federal Home Loan Mortgage Corp. 11/4/2025	4.119	225,000	224,977
Federal Home Loan Mortgage Corp. 11/5/2025	4.110	290,000	289,940
Federal Home Loan Mortgage Corp. 11/7/2025	4.125	450,000	449,812
Federal Home Loan Mortgage Corp. 11/10/2025	4.125	637,000	636,535
Federal Home Loan Mortgage Corp. 11/14/2025	4.130	100,000	99,885
Federal Home Loan Mortgage Corp. 11/17/2025	4.037	190,000	189,720
Federal Home Loan Mortgage Corp. 11/24/2025	4.085	100,000	99,778
Federal Home Loan Mortgage Corp. 12/3/2025	4.026	48,243	48,093
Federal Home Loan Mortgage Corp. 12/5/2025	4.081	93,844	93,534
Federal Home Loan Mortgage Corp. 12/8/2025	4.060	628,950	626,663
Federal Home Loan Mortgage Corp. 12/10/2025	4.060	137,900	137,370
Federal Home Loan Mortgage Corp. 12/12/2025	3.897	65,988	65,719
Federal Home Loan Mortgage Corp. 1/5/2026	3.881	691,900	687,328
Federal Home Loan Mortgage Corp. 1/6/2026	3.733	80,000	79,463
Federal Home Loan Mortgage Corp. 1/7/2026	3.810	150,000	148,977
Federal Home Loan Mortgage Corp. 1/26/2026	3.757	75,000	74,342
Tennessee Valley Authority 11/5/2025	4.018	164,500	164,466
			40,916,177

2	Capital Group Central Cash Fund

Short-term securities (continued)	Coupon rate	Principal amount (000)	Value (000)
Interest bearing bills & notes 6.45%
Federal Farm Credit Bank (USD-SOFR + 0.02%) 4/30/2026 (a)	4.060%	USD50,000	$50,039
Federal Farm Credit Banks (USD-SOFR + 0%) 7/28/2026 (a)	4.070	75,000	75,060
Federal Home Loan Bank (USD-SOFR + 0%) 12/11/2025 (a)	4.040	150,000	150,043
Federal Home Loan Bank (USD-SOFR + 0%) 12/17/2025 (a)	4.040	187,500	187,563
Federal Home Loan Bank (USD-SOFR + 0%) 1/9/2026 (a)	4.040	325,000	325,163
Federal Home Loan Bank (USD-SOFR + 0%) 1/9/2026 (a)	4.045	450,000	450,230
Federal Home Loan Bank (USD-SOFR + 0%) 1/12/2026 (a)	4.040	325,000	325,172
Federal Home Loan Bank (USD-SOFR + 0%) 2/11/2026 (a)	4.045	230,000	230,013
Federal Home Loan Bank (USD-SOFR + 0%) 2/18/2026 (a)	4.050	225,000	225,026
Federal Home Loan Bank (USD-SOFR + 0%) 3/17/2026 (a)	4.050	400,000	400,134
Federal Home Loan Bank (USD-SOFR + 0%) 3/20/2026 (a)	4.040	90,000	90,039
Federal Home Loan Bank (USD-SOFR + 0%) 3/30/2026 (a)	4.055	120,000	120,058
Federal Home Loan Bank (USD-SOFR + 0%) 4/13/2026 (a)	4.040	25,000	25,015
Federal Home Loan Bank (USD-SOFR + 0%) 4/17/2026 (a)	4.040	150,000	150,101
Federal Home Loan Bank (USD-SOFR + 0.005%) 11/12/2025 (a)	4.045	150,000	150,010
Federal Home Loan Bank (USD-SOFR + 0.005%) 4/20/2026 (a)	4.045	90,000	90,059
Federal Home Loan Bank (USD-SOFR + 0.005%) 5/18/2026 (a)	4.045	170,000	170,037
Federal Home Loan Bank (USD-SOFR + 0.005%) 5/21/2026 (a)	4.045	240,000	240,046
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/7/2026 (a)	4.050	100,000	100,010
Federal Home Loan Bank (USD-SOFR + 0.01%) 5/20/2026 (a)	4.050	135,000	135,028
Federal Home Loan Bank (USD-SOFR + 0.015%) 4/21/2026 (a)	4.055	378,000	378,251
Federal Home Loan Bank (USD-SOFR + 0.015%) 7/17/2026 (a)	4.055	80,000	80,054
Federal Home Loan Bank (USD-SOFR + 0.015%) 7/21/2026 (a)	4.055	240,000	240,166
Federal Home Loan Bank (USD-SOFR + 0.02%) 4/30/2026 (a)	4.060	200,000	200,155
Federal Home Loan Bank (USD-SOFR + 0.02%) 5/22/2026 (a)	4.060	150,000	150,036
Federal Home Loan Bank (USD-SOFR + 0.02%) 5/26/2026 (a)	4.060	275,000	275,071
Federal Home Loan Bank (USD-SOFR + 0.025%) 6/22/2026 (a)	4.065	140,000	140,062
Federal Home Loan Bank (USD-SOFR + 0.03%) 2/5/2026 (a)	4.070	150,000	150,012
Federal Home Loan Bank (USD-SOFR + 0.05%) 12/11/2025 (a)	4.045	350,000	350,102
Federal Home Loan Bank (USD-SOFR + 0.50%) 2/2/2026 (a)	4.275	225,000	225,165
Federal Home Loan Bank (USD-SOFR + 0.50%) 2/3/2026 (a)	4.275	225,000	225,167
Federal Home Loan Bank (USD-SOFR + 1.00%) 11/24/2025 (a)	4.050	375,000	375,059
Federal Home Loan Bank (USD-SOFR + 1.00%) 11/28/2025 (a)	4.050	225,000	225,042
Federal Home Loan Bank (USD-SOFR + 1.00%) 2/11/2026 (a)	4.050	200,000	200,014
Federal Home Loan Bank (USD-SOFR + 1.00%) 2/25/2026 (a)	4.050	187,500	187,540
Federal Home Loan Bank (USD-SOFR + 1.50%) 1/2/2026 (a)	4.055	150,000	150,070
Federal Home Loan Bank (USD-SOFR + 2.00%) 4/29/2026 (a)	4.060	225,000	225,173
Federal Home Loan Bank (USD-SOFR + 2.50%) 6/2/2026 (a)	4.065	112,500	112,532
Federal Home Loan Bank (USD-SOFR + 3.00%) 2/26/2026 (a)	4.070	190,000	190,045
Federal Home Loan Bank (USD-SOFR + 4.19%) 4/17/2026 (a)	4.040	280,000	280,005
			8,048,567
Total federal agency bills & notes			48,964,744

Repurchase agreements 11.78%
Overnight repurchase agreements*		14,700,000	14,700,000
Total short-term securities (cost: $116,496,215,000)			116,531,312
Bonds, notes & other debt instruments 7.11%
U.S. Treasury bonds & notes 7.11%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.245%) 4.011% 1/31/2026 (a)		1,575,000	1,575,350
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.15%) 3.916% 4/30/2026 (a)		1,401,300	1,401,103
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.182%) 3.948% 7/31/2026 (a)		1,682,000	1,682,031
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.205%) 3.971% 10/31/2026 (a)		1,785,000	1,785,456

Capital Group Central Cash Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.098%) 3.864% 1/31/2027 (a)	USD1,460,000	$1,458,510
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.16%) 3.926% 4/30/2027 (a)	538,000	537,807
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.159%) 3.925% 7/31/2027 (a)	429,100	429,099
Total bonds, notes & other debt instruments (cost: $8,872,446,000)		8,869,356
Total investment securities 100.51% (cost: $125,368,661,000)		125,400,668
Other assets less liabilities (0.51)%		(637,993)
Net assets 100.00%		$124,762,675
*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	4.12%	10/31/2025	11/3/2025	U.S. Treasury 0%-6.00% 2025-2026	$153,000	$150,000	$150,052
BNP Paribas	4.11	10/31/2025	11/3/2025	U.S. Treasury 0%-6.125% 2026-2035	1,326,000	1,300,000	1,300,445
BofA Securities	4.14	10/31/2025	11/3/2025	U.S. Treasury 1.875%-4.625% 2026-2035	1,071,000	1,050,000	1,050,362
Canadian Imperial Bank of Commerce	4.11	10/31/2025	11/3/2025	U.S. Treasury 0%-4.625% 2025-2035	1,377,000	1,350,000	1,350,462
JPMorgan Securities	4.14	10/31/2025	11/3/2025	U.S. Treasury 0.375% 2027	1,938,000	1,900,000	1,900,656
Mizuho Securities	4.15	10/31/2025	11/3/2025	U.S. Treasury 1.25%-6.25% 2026-2032	1,122,000	1,100,000	1,100,380
New York Federal Reserve	3.75	10/31/2025	11/3/2025	U.S. Treasury 1.625% 2031	750,234	750,000	750,234
RBC Dominion Securities	4.12	10/31/2025	11/3/2025	U.S. Treasury 0%-4.625% 2025-2033	2,040,000	2,000,000	2,000,687
Royal Bank of Canada	4.11	10/31/2025	11/3/2025	U.S. Treasury 0.50%-2.375% 2027-2028	153,000	150,000	150,051
Societe Generale Bank	4.13	10/31/2025	11/3/2025	U.S. Treasury 0.375%-4.875% 2025-2035	2,346,000	2,300,000	2,300,792
TD Securities	4.12	10/31/2025	11/3/2025	U.S. Treasury 3.875%-4.25% 2026-2031	408,000	400,000	400,137
Wells Fargo Bank	4.14	10/31/2025	11/3/2025	U.S. Treasury 3.50%-4.25% 2026-2032	1,377,000	1,350,000	900,311
Wells Fargo Securities	4.14	10/31/2025	11/3/2025	U.S. Treasury 0.375%-6.75% 2026-2032	918,000	900,000	1,350,466
					$14,979,234	$14,700,000	$14,705,035

(a)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviation(s)
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

4	Capital Group Central Cash Fund

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities in unaffiliated issuers, at value (cost: $125,368,661)		$125,400,668
Cash		514,782
Receivables for:
Sales of fund’s shares	$1,838,554
Interest	36,426	1,874,980
		127,790,430
Liabilities:
Payables for:
Purchases of investments	754,284
Repurchases of fund’s shares	2,270,805
Dividends on fund’s shares	2,211
Trustees’ deferred compensation	385
Other	70	3,027,755
Net assets at October 31, 2025		$124,762,675
Net assets consist of:
Capital paid in on shares of beneficial interest		$124,730,634
Total distributable earnings (accumulated loss)		32,041
Net assets at October 31, 2025		$124,762,675

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,247,425 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$124,762,675	1,247,425	$100.02

Refer to the notes to financial statements.

Capital Group Central Cash Fund	5

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest		$5,324,990
Fees and expenses:
Reports to shareholders	$7
Registration statement and prospectus	419
Trustees’ compensation	177
Auditing and legal	75
Custodian	689
Other	14	1,381
Net investment income		5,323,609
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments		880
Net unrealized appreciation (depreciation) on investments		23,231
Net realized gain (loss) and unrealized appreciation (depreciation):		24,111
Net increase (decrease) in net assets resulting from operations		$5,347,720
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$5,323,609	$7,225,569
Net realized gain (loss)	880	—
Net unrealized appreciation (depreciation)	23,231	13,250
Net increase (decrease) in net assets resulting from operations	5,347,720	7,238,819
Distributions paid or accrued to shareholders	(5,323,187)	(7,231,970)
Net capital share transactions	10,237,850	(30,503,424)
Total increase (decrease) in net assets	10,262,383	(30,496,575)
Net assets:
Beginning of year	114,500,292	144,996,867
End of year	$124,762,675	$114,500,292
Refer to the notes to financial statements.

Capital Group Central Cash Fund	6

Notes to financial statements
1. Organization

Capital Group Central Fund Series (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is a government money market fund with a floating net asset value.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Central Cash Fund	7

Fixed income securities are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of October 31, 2025, all of the fund’s investment securities were classified as Level 2.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and interest rate and commodity price fluctuations.

Capital Group Central Cash Fund	8

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.
5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

Capital Group Central Cash Fund	9

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$2,680
Capital loss carryforward*	(49)
Gross unrealized appreciation on investments	35,443
Gross unrealized depreciation on investments	(3,436)
Net unrealized appreciation (depreciation) on investments	32,007
Cost of investments	125,368,661
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended October 31,
Share class	2025	2024
Class M	$5,323,187	$7,231,970

Capital Group Central Cash Fund	10

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $177,000 in the fund’s statement of operations reflects $161,000 in current fees (either paid in cash or deferred) and a net increase of $16,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund lent $10,000 at a rate of 4.710% to one or more CRMC-managed funds during the year ended October 31, 2025. The fund received less than $1,000 in interest income from the loan.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class M	$490,707,409	4,906,968	$5,296,316	52,960	$(485,765,875)	(4,857,459)	$10,237,850	102,469

Year ended October 31, 2024
Class M	$396,210,750	3,961,883	$7,186,005	71,859	$(433,900,179)	(4,338,752)	$(30,503,424)	(305,010)
10. Ownership concentration

At October 31, 2025, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Balanced Fund, held aggregate ownership of 12% of the fund’s outstanding shares. CRMC is the investment adviser to American Balanced Fund.

Capital Group Central Cash Fund	11

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets

Class M:
10/31/2025	$100.00	$4.36	$.02	$4.38	$(4.36)	$100.02	4.46%	$124,763	— %[2]	4.36%
10/31/2024	100.00	5.35	—	5.35	(5.35)	100.00	5.48	114,500	— [2]	5.35
10/31/2023	99.98	4.82	.05	4.87	(4.85)	100.00	4.98	144,997	— [2]	4.82
10/31/2022	100.00	1.21	(.21 )	1.00	(1.02)	99.98	1.01	184,777	— [2]	1.21
10/31/2021	100.01	.08	(.01 )	.07	(.08 )	100.00	.06	112,467	— [2]	.08

[1]	Based on average shares outstanding.
[2]	Amount less than .01%.
Refer to the notes to financial statements.

Capital Group Central Cash Fund	12

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Central Cash Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Cash Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group Central Cash Fund	13

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2025:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$4,800,406,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

14	Capital Group Central Cash Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

Capital Group Central Cash Fund	15

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 07, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 07, 2026